Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Summary of Property, Plant and Equipment
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Property, plant and equipment	Useful life (years)
Buildings	10-33
Equipment, tools and installations	7-18

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Acquisition and production costs
As of January 1, 2022	104.1	198.3	94.3	396.7
Additions	100.2	46.7	182.3	329.2
Disposals	—	(1.1)	(0.5)	(1.6)
Reclassifications	12.0	28.2	(40.2)	—
Currency differences	0.7	0.9	(0.4)	1.2
As of December 31, 2022	217.0	273.0	235.5	725.5
As of January 1, 2023	217.0	273.0	235.5	725.5
Additions	9.7	50.3	189.4	249.4
Acquisition of subsidiaries and businesses	—	2.1	—	2.1
Disposals	—	(2.4)	(0.2)	(2.6)
Reclassifications	9.3	22.3	(31.6)	—
Currency differences	(0.6)	(1.2)	(3.6)	(5.4)
As of December 31, 2023	235.4	344.1	389.5	969.0

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Cumulative depreciation and impairment charges
As of January 1, 2022	14.2	60.0	—	74.2
Depreciation	7.8	34.6	—	42.4
Disposals	—	(0.4)	—	(0.4)
Currency differences	—	0.1	—	0.1
As of December 31, 2022	22.0	94.3	—	116.3
As of January 1, 2023	22.0	94.3	—	116.3
Depreciation	14.4	83.3	—	97.7
Disposals	—	(1.7)	—	(1.7)
Currency differences	(0.2)	(0.3)	—	(0.5)
As of December 31, 2023	36.2	175.6	—	211.8

(in millions €)	Land and buildings	Equipment, tools and installations	Construction in progress and advance payments	Total
Carrying amount
As of December 31, 2022	195.0	178.7	235.5	609.2
As of December 31, 2023	199.2	168.5	389.5	757.2